UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
NVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

	AlphaClone International ETF
	Schedule of Investments
	December 31, 2015 (Unaudited)
Shares		Value

	COMMON STOCKS - 98.9%
	Belgium - 5.1%
817	Anheuser Busch Inbev SA - ADR	$102,125

	Brazil - 1.0%
653	Embraer SA - ADR	19,290

	China - 24.3%
648	51job, Inc. - ADR (a)	19,090
1,334	Baidu, Inc. - ADR (a)	252,179
396	Ctrip.com International, Ltd. - ADR (a)	18,347
752	Mindray Medical International, Ltd. - ADR	20,394
252	NetEase, Inc. - ADR	45,673
1,400	New Oriental Education & Technology Group, Inc. - ADR	43,918
3,224	SouFun Holdings, Ltd. - ADR	23,825
2,451	Vipshop Holdings, Ltd. - ADR (a)	37,427
757	Youku Tudou, Inc. - ADR (a)	20,537
		481,390
	Denmark - 2.3%
771	Novo Nordisk AS - ADR	44,780

	Finland - 1.0%
2,964	Nokia Corporation - ADR	20,807

	France - 2.8%
2,924	Flamel Technologies SA - ADR (a)	35,702
454	Sanofi - ADR	19,363
		55,065
	Hong Kong - 1.1%
1,286	Melco Crown Entertainment, Ltd. - ADR	21,605

	India - 8.6%
1,448	HDFC Bank, Ltd. - ADR	89,197
5,015	ICICI Bank, Ltd. - ADR	39,267
2,562	Infosys, Ltd. - ADR	42,914
		171,378
	Ireland - 8.6%
543	Ryanair Holdings plc - ADR	46,948
601	Shire plc - ADR	123,205
		170,153
	Israel - 12.1%
3,657	Teva Pharmaceutical Industries, Ltd. - ADR	240,046

	Japan - 1.0%
162	Toyota Motor Corporation - ADR (a)	19,933

	Jersey - 1.0%
334	Randgold Resources, Ltd. - ADR	20,685

	Mexico - 3.8%
3,290	Cemex SAB de CV - ADR (a)	18,325
204	Fomento Economico Mexicano SAB de CV - ADR	18,839
1,408	Grupo Televisa SAB - ADR	38,312
		75,476
	Netherlands - 0.9%
403	Royal Dutch Shell plc - ADR	18,453

	Republic of Korea - 1.0%
936	SK Telecom Company, Ltd. - ADR	18,860

	Spain - 1.0%
602	Grifols SA - ADR	19,505

	Sweden - 1.0%
2,107	Ericsson - ADR	20,248

	Switzerland - 2.0%
1,085	ABB, Ltd. - ADR	19,237
233	Novartis AG - ADR	20,047
		39,284
	Taiwan, Province of China - 3.2%
2,819	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	64,132

	United Kingdom - 17.1%
1,258	ARM Holdings plc - ADR	56,912
1,239	AstraZeneca plc - ADR	42,064
580	BP plc - ADR	18,131
172	British American Tobacco plc - ADR	18,997
1,030	GlaxoSmithKline plc - ADR	41,560
1,119	RELX plc - ADR	19,952
596	Smith & Nephew plc - ADR	21,217
472	Unilever plc - ADR	20,353
2,496	Vodafone Group plc - ADR	80,521
174	WPP plc - ADR	19,965
		339,672
	TOTAL COMMON STOCKS (Cost $1,985,145)	1,962,887

	PREFERRED STOCKS - 0.9%
	Brazil - 0.9%
2,023	Telefonica Brasil SA	18,268
	TOTAL PREFERRED STOCKS (Cost $20,048)	18,268

	SHORT-TERM INVESTMENTS - 0.2%
3,922	Invesco Short Term Investment Trust - Liquid Assets Portfolio, Institutional Class, 0.29% *	3,922
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,922)	3,922

	Total Investments (Cost $2,009,115) - 100.0%	1,985,077
	Liabilities in Excess of Other Assets - 0.0%	(710)
	NET ASSETS - 100.0%	$1,984,367

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of December 31, 2015.
ADR	American Depository Receipt
(a)	Non-income producing security.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in Schedule of Investments.

Summary of Fair Value Disclosure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, repayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value  hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value  measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,962,887	$-	$-	$1,962,887
Preferred Stock	18,268			18,268
Short-Term Investments	3,922	-	-	3,922
Total Investments in Securities	$1,985,077	$-	$-	$1,985,077
^See Schedule of Investments for breakout of investments by country location.
Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2015, the fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President(principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)              /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date             02/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date             02/26/16

By (Signature and Title)*            /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date             02/26/16

* Print the name and title of each signing officer under his or her signature.